NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
Disclosure of nature of operations [Abstract]
NATURE OF OPERATIONS [Text Block]

1 NATURE OF OPERATIONS

Integra Resources Corp. ("Integra" or the "Company") was incorporated on April 15, 1997 as Berkana Digital Studios Inc.  On December 4, 1998, the name of the Company was changed to Claim Lake Resource Inc. and on March 31, 2005, the Company changed its name to Fort Chimo Minerals Inc. On January 1, 2009, the Company amalgamated with its wholly-owned subsidiary, Limestone Basin Exploration Ltd.  The amalgamated company continued to operate as Fort Chimo Minerals Inc. On June 14, 2011, the Company changed its name to Mag Copper Limited and on August 11, 2017, the Company changed its name to Integra Resources Corp.

On May 4, 2023, the Company acquired all of the outstanding common shares of Millennial Precious Metals Corp ("Millennial" or "MPM") (note 5).

On November 8, 2024, the Company acquired all of the outstanding common shares of Florida Canyon Gold Inc. ("FCGI") (note 5). Through the acquisition, the company acquired the Florida Canyon mine.

In early 2025, the United States and Canadian governments announced new tariffs on imported goods, potentially causing economic uncertainty and market volatility. Management is actively assessing the situation and expects the impact on the Company to be minimal.

The Company is a growing precious metals producer focused on gold mining, mine development and mineral exploration activities in the Great Basin of the Western USA. As of December 31, 2024, the Company owned the producing Florida Canyon mine in Imlay, Nevada and two flagship development-stage heap leach projects: the past producing DeLamar Project in southwestern Idaho, and the Nevada North Project in western Nevada.

The Company's head office is located at 1050 - 400 Burrard Street, Vancouver, BC V6C 3A6 and its registered office is located at 2200 HSBC Building, 885 West Georgia Street Vancouver, BC V6C 3E8.

The Company trades on the TSX Venture under the trading symbol "ITR". The common shares of the Company began trading on the NYSE American under the ticker "ITRG" on July 31, 2020.

The Company's warrants trade on the TSX Venture under the symbol ITR.WT.